Note 42	12 Months Ended
Dec. 31, 2023
Other Operating Income Expense [Abstract]
Disclosure of other operating income (expense) [text block]	Other operating income and expense
The breakdown of the balance under the heading “Other operating income” in the consolidated income statements is as follows:

Other operating income (Millions of Euros)
	2023	2022	2021
Gains from sales of non-financial services	347	284	301
Other operating income	272	244	360
Total	619	528	661
The breakdown of the balance under the heading “Other operating expense” in the consolidated income statements is as follows:

Other operating expense (Millions of Euros)
	2023	2022	2021
Change in inventories	151	134	151
Contributions to guaranteed banks deposits funds	1,017	997	829
Hyperinflation adjustment (1)	2,007	1,687	585
Other operating expense ⁽²⁾	867	620	475
Total	4,042	3,438	2,041
(1) For the year ended December 31, 2023 it includes €916 million related to Turkey and €1,062 million related to Argentina. For the year ended December 31, 2022, it includes €832 million related to Turkey and €822 million related to Argentina (see Note 2.2.18).
(2) For the year ended December 2023, it includes €215 million corresponding to the total annual amount disbursed under the temporary tax on credit institutions and financial credit establishments, according to Law 38/2022 of December 27, 2022 (see Note 19.6).